SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULES OF CONCENTRATION OF RISK, BY RISK FACTOR

Following is a summary of customers who accounted for more than ten percent (10%) of the Company’s revenues for the three months ended March 31, 2026, and 2025, and their accounts receivable balance as of March 31, 2026:

	Sales % Three Months Ended March 31, 2026	Sales % Three Months Ended March 31, 2025	Accounts receivable balance March 31, 2026
Customer A	96%	44%	$18,715
Customer B	-%	28%	$-
Customer C	-%	20%	$-

Following is a summary of customers who accounted for more than ten percent (10%) of the Company’s revenues for the years ended December 31, 2025, and 2024, and their accounts receivable balance as of December 31, 2025:

	Sales % Year Ended December 31, 2025	Sales % Year Ended December 31, 2024	Accounts receivable balance December 31, 2025
Customer A	59%	-%	$14,338
Customer B	11%	-%	$-
Customer C	-%	64%	$-
Customer D	-%	18%	$-

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates our revenue by major source for the three months ended March 31, 2026, and 2025:

	Three months ended March 31,
	2026	2025
Sourced and distributed products	$315	$3,024
OED Installations	55,738	39,233
Total	$56,053	$42,257

The following table disaggregates our revenue by major source for the years ended December 31, 2025, and 2024:

	Years ended December 31,
	2025	2024
Sourced and distributed products	$105,709	$1,042,022
OED Installations	201,712	300,631
Total	$307,421	$1,342,653

SCHEDULE OF DERIVATIVE INSTRUMENTS

The following table represents the Company’s derivative instruments that are measured at fair value on a recurring basis as of March 31, 2026, and December 31, 2025, for each fair value hierarchy level:

March 31, 2026	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$2,955,700	$2,955,700

December 31, 2025	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$4,193,434	$4,193,434

The following table represents the Company’s derivative instruments that are measured at fair value on a recurring basis as of December 31, 2025, and 2024, for each fair value hierarchy level:

December 31, 2025	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$4,193,434	$4,193,434

December 31, 2024	Derivative Liabilities	Total
Level I	$-	$-
Level II	$-	$-
Level III	$210,493	$210,493

SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

	March 31, 2026	March 31, 2025
Convertible preferred stock (1)	5,679,090	2,465,953
Unexercised common stock purchase warrants (1)	1,271,405	146,405
Convertible notes payable (1)	76,482,377	94,286
Promissory notes payable (1)	8,064,071	1,515,493
	91,496,943	4,222,137

(1)	The potentially dilutive shares included in the above table are limited whereby the conversion or exercise cannot result in the beneficial owner holding more than 4.99% of the then outstanding shares of common stock subsequent to any conversion or exercise. These shares were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position.

	December 31, 2025	December 31, 2024
Convertible preferred stock (1)	3,998,332	2,125,807
Unexercised common stock purchase warrants (1)	1,271,405	146,405
Convertible notes payable (1)	740,050,588	25,715
Promissory notes payable (1)	159,779,165	245,082
	905,099,490	2,543,009

(1)	The potentially dilutive shares included in the above table are limited whereby the conversion or exercise cannot result in the beneficial owner holding more than 4.99% of the then outstanding shares of common stock subsequent to any conversion or exercise. These shares were excluded from the diluted per share calculation because the effect of including these potential shares was anti-dilutive due to the Company’s net loss position.

SCHEDULES OF ESTIMATED LIVES OF PROPERTY AND EQUIPMENT
Building	10-25 years
Office furniture and equipment	3-5 years
Warehouse equipment	7 years